Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2021

EMF-QTLY-0321
1.813065.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 0.6%
Lynas Rare Earths Ltd. (a)	11,848,310	$43,283,239
Bermuda - 0.8%
Credicorp Ltd. (United States)	262,031	39,391,120
Vef Ltd. (depository receipt) (a)(b)	41,462,562	18,209,926

TOTAL BERMUDA		57,601,046

Brazil - 5.3%
Atacadao SA	14,878,200	51,774,853
B3 SA - Brasil Bolsa Balcao	6,018,300	65,777,377
Boa Vista Servicos SA	18,307,638	31,821,040
Hapvida Participacoes e Investimentos SA (c)	13,713,900	43,036,090
Localiza Rent A Car SA	4,598,345	53,686,859
Lojas Renner SA	4,533,050	34,357,858
Rumo SA (a)	17,160,667	63,669,543
Suzano Papel e Celulose SA (a)	4,310,100	48,879,940

TOTAL BRAZIL		393,003,560

Cayman Islands - 22.1%
Alibaba Group Holding Ltd. (a)	15,205,432	482,537,209
Chailease Holding Co. Ltd.	8,376,000	46,348,934
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	8,376,000	45,805,617
JD Health International, Inc. (c)	2,858,800	56,267,098
Kangji Medical Holdings Ltd.	598,000	880,813
Kuaishou Technology (a)	143,200	2,124,013
New Oriental Education & Technology Group, Inc. (a)	615,687	102,915,597
Pinduoduo, Inc. ADR (a)	1,021,100	169,206,481
Sea Ltd. ADR (a)	305,000	66,096,550
Shenzhou International Group Holdings Ltd.	3,503,700	68,734,114
Tencent Holdings Ltd.	6,878,800	612,923,841

TOTAL CAYMAN ISLANDS		1,653,840,267

China - 12.1%
Angel Yeast Co. Ltd. (A Shares)	7,650,832	62,644,516
Anhui Conch Cement Co. Ltd. (H Shares)	10,282,500	60,939,719
AVIC Jonhon OptronicTechnology Co. Ltd.	4,245,004	45,899,075
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	768,447	23,569,574
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	7,176,392	40,751,166
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	2,299,100	50,588,651
Kweichow Moutai Co. Ltd. (A Shares)	470,416	154,873,001
Midea Group Co. Ltd. (A Shares)	5,128,948	76,865,398
Ping An Insurance Group Co. of China Ltd. (H Shares)	11,170,000	131,557,876
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	45,138,774
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,093,322	20,292,220
Shanghai M&G Stationery, Inc. (A Shares)	1,365,963	19,995,093
Shenzhen Expressway Co. Ltd. (H Shares)	31,374,640	28,852,569
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,299,756	90,668,989
Zhejiang NHU Co. Ltd. (A Shares)	8,898,678	51,431,043

TOTAL CHINA		904,067,664

France - 3.0%
Dassault Systemes SA	256,976	51,377,819
Hermes International SCA	49,219	50,328,260
LVMH Moet Hennessy Louis Vuitton SE	103,199	62,393,650
Sartorius Stedim Biotech	140,600	58,865,670

TOTAL FRANCE		222,965,399

Hong Kong - 1.9%
AIA Group Ltd.	5,107,800	61,583,492
Hong Kong Exchanges and Clearing Ltd.	541,474	34,737,583
Hysan Development Co. Ltd.	13,338,000	48,598,781

TOTAL HONG KONG		144,919,856

Hungary - 0.7%
Richter Gedeon PLC	1,830,900	51,805,684
India - 11.6%
Adani Ports & Special Economic Zone Ltd.	8,394,900	58,727,430
Bajaj Finance Ltd.	701,200	45,565,008
Burger King India Ltd.	3,857,750	7,285,567
FSN E-Commerce Ventures Pvt Ltd. (d)(e)	56,464	4,695,951
HDFC Bank Ltd. (a)	3,598,694	68,770,234
Housing Development Finance Corp. Ltd.	3,654,046	119,250,488
Kotak Mahindra Bank Ltd. (a)	4,325,748	101,699,012
Larsen & Toubro Ltd.	3,975,200	72,820,470
Petronet LNG Ltd.	22,316,300	72,590,764
Power Grid Corp. of India Ltd.	24,348,800	61,640,628
Reliance Industries Ltd.	6,875,818	173,825,322
Reliance Industries Ltd.	458,387	6,086,242
Tata Consultancy Services Ltd.	1,834,800	78,351,702
Zomato Pvt Ltd. (d)(e)(f)	202	1,081,252

TOTAL INDIA		872,390,070

Indonesia - 1.8%
PT Bank Central Asia Tbk	38,056,700	91,683,283
PT Bank Rakyat Indonesia Tbk	143,527,894	42,761,696

TOTAL INDONESIA		134,444,979

Japan - 1.6%
Hoya Corp.	568,800	72,739,281
Tokyo Electron Ltd.	127,400	48,420,392

TOTAL JAPAN		121,159,673

Kenya - 1.1%
Safaricom Ltd.	261,725,600	85,182,594
Korea (South) - 6.9%
Hyundai Motor Co.	161,800	33,129,946
NAVER Corp.	301,990	92,617,575
Samsung Electronics Co. Ltd.	5,332,787	390,998,251

TOTAL KOREA (SOUTH)		516,745,772

Luxembourg - 0.6%
Globant SA (a)	237,572	45,613,824
Mexico - 0.8%
Banco del Bajio SA (a)(c)	20,610,277	24,894,407
Grupo Aeroportuario Norte S.A.B. de CV (a)	5,181,011	30,579,566

TOTAL MEXICO		55,473,973

Netherlands - 1.8%
ASML Holding NV (Netherlands)	152,400	81,359,353
Yandex NV Series A (a)(g)	857,187	53,694,194

TOTAL NETHERLANDS		135,053,547

Philippines - 0.7%
Ayala Land, Inc.	70,697,200	55,457,437
Poland - 0.2%
CD Projekt RED SA (a)	207,038	16,883,796
Russia - 1.8%
Lukoil PJSC sponsored ADR	682,100	48,538,236
Sberbank of Russia	26,070,510	88,441,420

TOTAL RUSSIA		136,979,656

South Africa - 2.8%
Clicks Group Ltd.	3,405,300	55,950,109
Naspers Ltd. Class N	677,812	156,797,783

TOTAL SOUTH AFRICA		212,747,892

Taiwan - 9.1%
E.SUN Financial Holdings Co. Ltd.	48,277,525	40,675,077
eMemory Technology, Inc.	2,289,000	56,221,913
Taiwan Semiconductor Manufacturing Co. Ltd.	25,044,000	529,104,110
Voltronic Power Technology Corp.	1,256,868	57,434,259

TOTAL TAIWAN		683,435,359

United Kingdom - 0.6%
Prudential PLC	2,939,400	47,028,719
United States of America - 7.4%
Adobe, Inc. (a)	115,578	53,023,719
Aspen Technology, Inc. (a)	395,600	52,970,840
Intuitive Surgical, Inc. (a)	58,900	44,035,996
Lam Research Corp.	133,508	64,611,197
Maravai LifeSciences Holdings, Inc.	790,600	27,544,504
Micron Technology, Inc. (a)	831,800	65,104,986
NVIDIA Corp.	193,477	100,528,714
Staar Surgical Co. (a)	211,900	21,736,702
Thermo Fisher Scientific, Inc.	72,338	36,870,679
Yum China Holdings, Inc.	1,489,600	84,475,216

TOTAL UNITED STATES OF AMERICA		550,902,553

TOTAL COMMON STOCKS
(Cost $4,194,977,159)		7,140,986,559

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)	85,253	9,341,528
India - 0.0%
Zomato Pvt Ltd.:
Series B (d)(e)(f)	8	42,822
Series E (d)(e)(f)	53,592	28
Series G (d)(e)(f)	5	26,764
Series J7 (d)(e)	298	1,595,114

TOTAL INDIA		1,664,728

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,608,789)		11,006,256

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.09% (h)	354,272,931	354,343,785
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	10,223,653	10,224,675
TOTAL MONEY MARKET FUNDS
(Cost $364,568,460)		364,568,460
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,570,154,408)		7,516,561,275
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(20,737,161)
NET ASSETS - 100%		$7,495,824,114

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,591,863 or 2.9% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,783,458 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$9,341,528
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$4,649,356
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$831,808
Zomato Pvt Ltd. Series B	1/22/21	$32,926
Zomato Pvt Ltd. Series E	1/22/21	$22
Zomato Pvt Ltd. Series G	1/22/21	$20,568
Zomato Pvt Ltd. Series J7	12/9/20	$1,213,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,064
Fidelity Securities Lending Cash Central Fund	41,967
Total	$85,031

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vef Ltd. (depository receipt)	$10,054,202	$3,098,030	$--	$--	$--	$5,057,694	$18,209,926
Total	$10,054,202	$3,098,030	$--	$--	$--	$5,057,694	$18,209,926

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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